Related Party Transactions, Administrative Support Agreement (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Transactions [Abstract]
Administrative support fees	$ 2,485,780	$ 306,223	$ 4,027,550	$ 1,063,554	$ 431,275	$ 1,784,832
Due to Sponsor	210,000		210,000		0	120,000
Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee						10,000
Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee			10,000
Administrative support fees	30,000	$ 26,146	90,000	$ 78,283	$ 0	120,000
Due to Sponsor	$ 210,000		$ 210,000			$ 120,000